Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 5. Property and Equipment, Net

Property and equipment consisted of the following:

	December 31, 2016	December 31, 2015
Furniture and fixtures	$23,074	$15,439
Computer hardware	56,527	43,469
Leasehold improvements	12,849	9,117

	92,450	68,025
Less accumulated depreciation and amortization	(50,429)	(32,562)

Total	$42,021	$35,463

Depreciation expense was $18,670 and $10,274 for the fiscal years ended December 31, 2016 and December 31, 2015, respectively.

Depreciation expense of $13,628 and $57,141 was classified in discontinued operations for the years ended December 31, 2016, and 2015, respectively.